Income Taxes (Details) - Schedule of reconciliations of the statutory income tax rate and the company’s effective income tax rate - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Schedule of reconciliations of the statutory income tax rate and the company’s effective income tax rate [Abstract]
Net income before provision for income taxes	$ 374,070	$ 2,653,497	$ 1,123,677
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ 93,517	$ 663,374	$ 280,919
Expenses not deductible for tax purpose	3,650	2,194	5,986
Effect on valuation allowance	(19)	57,816
Income tax expense	$ 97,148	$ 723,384	$ 286,905
Effective tax rates	26.00%	27.00%	26.00%